Inventories	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Inventories
14.	Inventories
Inventories as of December 31, 2022 and 2023 are as follows:

		2022
		Acquisition cost	Valuation allowance	Book value
		In millions of won
Raw materials	￦	4,522,171	(1,350)	4,520,821
Merchandises		1,001	—	1,001
Work-in-progress		172,089	(75)	172,014
Finished goods		52,642	(57)	52,585
Supplies		2,814,377	—	2,814,377
Inventories-in-transit		2,356,444	—	2,356,444
Other inventories		13,490	—	13,490

	￦	9,932,214	(1,482)	9,930,732

		2023
		Acquisition cost	Valuation allowance	Book value
		In millions of won
Raw materials	￦	4,624,638	(1,387)	4,623,251
Merchandises		335	—	335
Work-in-progress		187,304	—	187,304
Finished goods		97,272	(57)	97,215
Supplies		2,930,978	—	2,930,978
Inventories-in-transit		1,021,797	—	1,021,797
Other inventories		14,735	—	14,735

	￦	8,877,059	(1,444)	8,875,615

The reversal of the allowance for loss on inventory valuation deducted from the cost of sales for the years ended December 31, 2021, 2022 and 2023 amounts to

￦
11,422
million
,
￦
18,162
million and ￦9,974 million, respectively.
The amounts of loss from inventory valuation included in other gains or losses for the years ended December 31, 2021, 2022 and 2023 were ￦7,761 million
,
￦14,528
million and ￦9,936 million, respectively.